Summary of accounting policies (Policies)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Description of business
Description of business—
Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.
Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management, and Wholesale.
In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, derivatives, and currencies on a global basis, and provides investment banking services such as the underwriting of debt and equity securities as well as mergers and acquisitions and financial advice.

Basis of presentation
Basis of presentation—
The accounting and financial reporting policies of the Nomura conform to accounting principles generally accepted in the United States (“U.S. GAAP”) as applicable to broker-dealers.
These consolidated financial statements include the financial statements of the Company and other entities in which it has a controlling financial interest. Nomura initially determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity (“VIE”) under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 “
Consolidation
” (“ASC 810”). VIEs are entities in which equity investors do not have the characteristics of a controlling financial interest or which do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. Nomura consolidates VIEs where Nomura is the primary beneficiary, which is where Nomura holds variable interests that provide power over the most significant activities of the VIE and the right to receive benefits or the obligation to absorb losses meeting a significance test, provided that Nomura is not acting as a fiduciary for other interest holders.
For entities other than VIEs, Nomura is generally determined to have a controlling financial interest in an entity when it owns a majority of the voting interests.
Equity investments in entities in which Nomura has significant influence over operating and financial decisions (generally defined as a holding of 20 to 50 percent of the voting stock of a corporate entity, or at least 3 percent of a limited partnership) are accounted for under the equity method of accounting (“equity method investments”) and reported within
Other assets
—
Investments in and advances to affiliated companies
or at fair value by electing the fair value option permitted by ASC 825 “
Financial Instruments
” (“ASC 825”) and reported within
Trading assets
,
Private equity investments
or Other assets—Other.
Other financial investments are generally reported within
Trading assets
.
Equity investments
in which Nomura has neither control nor significant influence are carried at fair value, with changes in fair value recognized through the consolidated statements of income or the consolidated statements of comprehensive income.
Certain entities in which Nomura has a financial interest are investment companies under ASC 946 “
Financial Services—Investment Companies
” (“ASC 946”). These entities carry all of their investments at fair value, with changes in fair value recognized through the consolidated statements of income.
The Company’s principal subsidiaries include Nomura Securities Co., Ltd. (“NSC”), Nomura Securities International, Inc. (“NSI”), Nomura International plc (“NIP”) and Nomura Financial Products & Services, Inc. (“NFPS”).
All material intercompany transactions and balances have been eliminated on consolidation. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.

Use of estimates
Use of estimates
—
Critical accounting estimates are those that are the most important accounting estimates used to prepare these consolidated financial statements and which require the most difficult, subjective and complex judgments by management. Such estimates determined by management include estimates regarding the fair value of financial instruments, the outcome of litigation and tax examinations, the recovery of the carrying value of goodwill, the allowance for doubtful accounts, the realization of deferred tax assets, the impairment of equity method investments and other non-financial assets and other matters that affect the reported amounts of assets and liabilities as well as the disclosures in these consolidated financial statements. Estimates, by their nature, are based on underlying assumptions which require management judgment and depend on the extent of available information. Actual results in future periods may differ from current estimates, which could have a material impact on these consolidated financial statements.
The COVID-19 pandemic has impacted some of the critical accounting estimates used in these consolidated financial statements during the year ended March 31, 2020 and is expected to continue to impact these estimates in future periods. Assumptions around how long the COVID-19 pandemic will last and how long the economies and financial markets in the key jurisdictions in which Nomura and its clients operate will take to recover has, and will continue to, affect these estimates. The key assumptions and estimates impacted by COVID-19 include:
•	The ability of clients to perform on their contractual obligations to Nomura arising from financial instruments for determination of fair value measurements or allowances for doubtful accounts;
•	The volatility and dislocation in global financial markets for determination of fair value measurements;
•	The expected duration of declines in global equity markets for determination of fair value measurements and impairment of equity method investments;
•	The future use of non-financial assets within Nomura for determination of whether impairments are required; and
•	The future profitability of Nomura to realize deferred tax assets.
Various references are made throughout the notes to these consolidated financial statements where critical accounting estimates based on management judgment have been made, the nature of the estimates, the underlying assumptions made by management used to derive those estimates and how the COVID-19 pandemic, has and is expected to continue to impact these estimates and therefore amounts reported in these consolidated financial statements.

Fair value of financial instruments
Fair value of financial instruments
—
A significant amount of Nomura’s financial assets and financial liabilities are carried at fair value, with changes in fair value recognized through the consolidated statements of income or the consolidated statements of comprehensive income. Use of fair value is either specifically required under U.S. GAAP or Nomura makes an election to use fair value for certain eligible items under the fair value option.
Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition, such as to measure impairment.
In both cases, fair value is generally determined in accordance with ASC 820 “
Fair Value Measurements and Disclosures
” (“ASC 820”) which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura’s principal market, or in the absence of a principal market, the most advantageous market for the relevant financial asset or financial liability. See Note 2 “
Fair value measurements
” for further information regarding how Nomura estimates fair value for specific types of financial instruments used in the ordinary course of business.
The fair value of financial assets and financial liabilities of consolidated VIEs which meet the definition of collateralized financing entities are both measured using the more observable fair value of the financial assets and financial liabilities.

Transfers of financial assets
Transfers of financial assets—
Nomura accounts for the transfer of a financial asset as a sale when Nomura relinquishes control over the asset by meeting the following conditions: (a) the asset has been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the asset received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, if, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests held and (c) the transferor has not maintained effective control over the transferred asset.
In connection with its securitization activities, Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government and corporate securities and other types of financial assets. Nomura’s involvement with SPEs includes structuring and underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura derecognizes financial assets transferred in securitizations provided that Nomura has relinquished control over such assets and does not consolidate the SPE. Nomura may obtain or retain an interest in the financial assets, including residual interests in the SPEs dependent upon prevailing market conditions. Any such interests are accounted for at fair value and reported within
Trading assets
in the consolidated balance sheets with the change in fair value reported within
Revenue—Net gain on trading
in the consolidated statements of income.

Foreign currency translation
Foreign currency translation—
The financial statements of the Company’s subsidiaries are measured using their functional currency which is the currency of the primary economic environment in which the entity operates. All assets and liabilities of subsidiaries which have a functional currency other than Japanese Yen are translated into Japanese Yen at exchange rates in effect at the balance sheet date, and all revenue and expenses are translated at the average exchange rates for the respective years and the resulting translation adjustments are accumulated and reported within
Accumulated other comprehensive income
(loss)
in NHI shareholders’ equity.
Foreign currency assets and liabilities are translated at exchange rates in effect at the balance sheet date and the resulting translation gains or losses are credited or charged to the consolidated statements of income.

Revenue from services provided to clients
Revenue from services provided to clients—
Nomura earns revenue through fees and commissions from providing financial services to customers across all three business divisions. These services primarily include trade execution and clearing services, financial advisory services, asset management services, underwriting services, syndication services and distribution services.
Revenues are recognized when or as the customer obtains control of the service provided by Nomura which depends on when each of the key distinct substantive promises made by Nomura within the contract with the customer (“performance obligations”) are satisfied. Such performance obligations are generally satisfied at a particularly point in time or, if certain criteria are met, over a period of time.
Revenues from providing trade execution and clearing services are reported in the consolidated statements of income within
Revenue—Commissions,
revenues from financial advisory services, underwriting services and syndication services are reported in
Revenue—Fees from investment banking
and
revenues from asset management services are reported in
Revenue
—
Asset management and portfolio service fees
.
Costs to obtain or fulfill the underlying contract to provide services to a customer are deferred as assets if certain criteria are met. These deferred costs, which are reported in the consolidated balance sheets within
Other
assets
are released to the consolidated statements of income when the related revenue from providing the service is also recognized or earlier if there is evidence that the costs are not recoverable and therefore impaired.

Trading assets and trading liabilities
Trading assets and trading liabilities
—
Trading assets and Trading liabilities
primarily comprise debt securities, equity securities and derivatives which are recognized on the consolidated balance sheets on a trade date basis and loans which are recognized on the consolidated balance sheets on a settlement date basis. Trading assets and liabilities are carried at fair value and changes in fair value are generally reported within
Revenue—Net gain on trading
in the consolidated statements of income.
Certain trading liabilities are held to economically hedge the price risk of investments in equity securities held for operating purposes. Changes in fair value of these trading liabilities are reported within
Revenue—Gain (loss) on investments in equity securities
in the consolidated statements of income.

Collateralized agreements and collateralized financing
Collateralized agreements and collateralized financing—
Collateralized agreements
consist of reverse repurchase agreements disclosed as
Securities purchased under agreements to resell
and securities borrowing transactions disclosed as
Securities borrowed
.
Collateralized financing
consists
of repurchase agreements disclosed as
Securities sold under agreements to repurchase
, securities lending transactions disclosed as
Securities loaned
and certain other secured borrowings.
Reverse repurchase and repurchase agreements principally involve the buying or selling of securities under agreements with clients to resell or repurchase these securities to or from those clients, respectively. These transactions are generally accounted for as collateralized agreements or collateralized financing transactions and are recognized in the consolidated balance sheets at the amount for which the securities were originally acquired or sold. Certain reverse repurchase and repurchase agreements are carried at fair value through election of the fair value option. No allowance for credit losses is generally recognized against reverse repurchase agreements due to the strict collateralization requirements.
Nomura also enters into Gensaki Repo transactions which are the standard type of repurchase agreement used in Japanese financial markets. Gensaki Repo transactions contain margin requirements, rights of security substitution, and certain restrictions on the client’s right to sell or repledge the transferred securities. Gensaki Repo transactions are accounted for as collateralized agreements or collateralized financing transactions and are recognized on the consolidated balance sheets at the amount that the securities were originally acquired or sold.
Reverse repurchase agreements and repurchase agreements accounted for as collateralized agreements and collateralized financing transactions, respectively, entered into with the same counterparty and documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC
210-20
“
Balance Sheet—Offsetting
” (“ASC
210-20”)
are met. These criteria include requirements around the maturity of the transactions, the underlying systems on which the collateral is settled, associated banking arrangements and the legal enforceability of close-out
and offsetting rights under the master netting agreement.
Securities borrowing and lending transactions are generally accounted for as collateralized agreements and collateralized financing transactions, respectively. These transactions are generally cash collateralized and are recognized on the consolidated balance sheets at the amount of cash collateral advanced or received. No allowance for credit losses is generally recognized against securities borrowing transactions due to the strict collateralization requirements.
Securities borrowing and lending transactions accounted for as collateralized agreements and collateralized financing transactions, respectively, entered into with the same counterparty and documented under a master netting agreement are also offset in the consolidated balance sheets where the specific criteria defined by ASC
210-20
are met.
Other secured borrowings
consist primarily of secured borrowings from financial institutions and central banks in the inter-bank money market, and are carried at contractual amounts due.
Trading balances of secured borrowings
consist of liabilities related to transfers of financial assets that are accounted for as secured financing transactions rather than sales under ASC 860 “
Transfers and Servicing
” (“ASC 860”) and are reported in the consolidated balance sheets within
Long-term borrowings
. The fair value option is generally elected for these transactions, which are carried at fair value on a recurring basis. See Note 7 “
Securitizations and Variable Interest Entities
” and Note 11 “
Borrowings
” for further information regarding these transactions.
All Nomura-owned securities pledged to counterparties where the counterparty has the right to sell or repledge the securities, including collateral transferred under Gensaki Repo transactions, are reported parenthetically within
Trading assets as Securities pledged as collateral
in the consolidated balance sheets.
See Note 5 “
Collateralized transactions
” for further information.

Derivatives
Derivatives
—
Nomura uses a variety of derivative financial instruments, including futures, forwards, swaps and options, for both trading and non-trading
purposes. All freestanding derivatives are carried at fair value in the consolidated balance sheets and reported within
Trading assets or Trading liabilities
depending on whether fair value at the balance sheet date is positive or negative, respectively. Certain derivatives embedded in hybrid financial instruments such as structured notes and certificates of deposit are bifurcated from the host contract and are also carried at fair value in the consolidated balance sheets and reported within
Short-term borrowings or Long-term borrowings
depending on the maturity of the underlying host contract.
Changes in fair value are recognized either through the consolidated statements of income or the consolidated statements of comprehensive income depending on the purpose for which the derivatives are used.
Derivative assets and liabilities with the same counterparty documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC
210-20
and ASC 815 “
Derivatives and Hedging
” (“ASC 815”) are met. These criteria include requirements around the legal enforceability of such close-out
and offset rights under the master netting agreement. In addition, fair value amounts recognized for the right to reclaim cash collateral (a receivable) and the obligation to return cash collateral (a payable) are also offset against net derivative liabilities and net derivative assets, respectively, where certain additional criteria are met.
Exchange traded and centrally cleared OTC derivatives typically involve daily variation margin payments and receipts which reflect changes in the fair value of the related derivative. Such variation margin amounts are accounted for as either a partial settlement of the derivative or as a separate cash collateral receivable or payable depending on the legal form of the arrangement.
Trading
Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value reported in the consolidated statements of income within
Revenue—Net gain on trading
.
Non-trading
In addition to its trading activities, Nomura uses derivative financial instruments for other than trading purposes such as to manage risk exposures arising from recognized assets and liabilities, forecasted transactions and firm commitments. Certain derivatives used for non-trading
purposes are formally designated as fair value and net investment hedges under ASC 815.
Nomura designates certain derivative financial instruments as fair value hedges of interest rate risk and foreign exchange risk arising from specific financial liabilities and foreign currency denominated non-trading
debt securities, respectively. These derivatives are effective in reducing the risk associated with the exposure being hedged and they are highly correlated with changes in the fair value of the underlying hedged items, both at inception and throughout the life of the hedging relationship. Changes in fair value of the hedging derivatives are reported together with those of the hedged financial assets and liabilities through the consolidated statements of income within
Interest expense
and
Revenue
—
Other
, respectively.
Derivative financial instruments designated as hedges of the net investment in foreign operations related to specific subsidiaries with non-Japanese
Yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates. Changes in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate is excluded from the measurement of hedge effectiveness and are reported in the consolidated statements of income within
Revenue—Other
. All other movements in fair value of highly effective hedging derivatives are reported through NHI shareholders’ equity within
Accumulated other comprehensive income (loss)
.
See Note 3 “
Derivative instruments and hedging activities
” for further information.

Loans receivable
Loans receivable—
Loans receivable are loans which management intends to hold for the foreseeable future. Loans receivable are either carried at fair value or at amortized cost. Interest earned on loans receivable is generally reported in the consolidated statements of income within
Revenue—Interest and dividends
.
Loans receivable carried at fair value
Certain loans which are risk managed on a fair value basis are carried at fair value through election of the fair value option. Nomura makes this election to mitigate volatility in the consolidated statements of income caused by the difference in measurement basis that would otherwise exist between the loans and the derivatives used to risk manage those loans. Changes in the fair value of loans receivable carried at fair value are reported in the consolidated statements of income within
Revenue—Net gain on trading
.
Loans receivable carried at amortized cost
Loans receivable which are not carried at fair value are carried at amortized cost. Amortized cost represents cost adjusted for deferred fees and direct costs, unamortized premiums or discounts on purchased loans and after deducting any applicable allowance for credit losses when loans receivable are identified as impaired.
Loan origination fees, net of direct origination costs, are amortized to
Revenue—Interest and dividends
as an adjustment to yield over the life of the loan. Net unamortized deferred fees and costs were immaterial as of March 31, 2019 and March 31, 2020.
Modifications of loans receivable where the borrower is in financial difficulty and Nomura has granted a financial concession are typically accounted for as troubled debt restructurings (“TDRs”) and the loan receivable classified as impaired with recognition of an appropriate allowance for credit losses. However, consistent with guidance issued by U.S. banking regulators in March 2020 as a result of the COVID-19 pandemic, certain modifications of loans receivable which meet the above criteria have not been accounted for TDRs nor the loan classified as impaired provider the borrower was current with payments prior to the COVID-19 pandemic, the nature of the concession is short-term and only permits a payment delay, waiver of fees or extension of repayment terms.
See Note 7 “
Financing receivables
” for further information including how allowances for credit losses are determined and the impact of the COVID-19 pandemic on the approach.

Other receivables
Other receivables—
Receivables from customers
include amounts receivable
on client securities transactions, amounts receivable from
customers
for securities failed to deliver and receivables for commissions.
Receivables from other than
customers
include amounts receivable from brokers and dealers for securities failed to deliver, margin deposits, cash collateral receivables for derivative transactions, and net receivables arising from unsettled securities transactions. The net receivable arising from unsettled securities transactions reported within
Receivables from other than customers
was

¥345,850 million and ¥680,727 million as of March 31, 2019 and March 31, 2020, respectively.
These amounts are carried at contractual amounts due less any applicable allowance for credit losses which reflects management’s best estimate of probable losses incurred within these receivables which have been specifically identified as impaired. The allowance for credit losses is reported in the consolidated balance sheets within
Allowance for doubtful accounts
.

Loan commitments
Loan commitments—
Unfunded loan commitments written by Nomura are
accounted
for as either
off-balance
sheet instruments, or are carried at fair value on a recurring basis either as trading instruments or through election of the fair value option.
These loan commitments are generally accounted for in a manner consistent with the accounting for the loan receivable upon funding. Where the loan receivable will be classified as a trading asset or will be elected for the fair value option, the loan commitment is also generally held at fair value, with changes in fair value reported in the consolidated statements of income within
Revenue—Net gain on trading
. Loan commitment fees integral to the loan commitment are recognized as part of the fair value of the commitment.
For loan commitments where the loan will be held for the foreseeable future, Nomura recognizes an allowance for credit losses which is reported within
Other liabilities—other
in the consolidated balance sheets which reflects management’s best estimate of probable losses incurred within the loan commitments which have been specifically classified as impaired.

Loan commitment fees are generally deferred and recognized over the term
of the loan when funded as an adjustment to yield. If drawdown of the loan commitment is considered remote, loan commitment fees are recognized over the commitment period as service revenue.

Payables and deposits
Payables and deposits—
Payables to customers
include amounts payable on client securities transactions and are generally measured at contractual amounts due.
Payables to other than customers
include payables to brokers and dealers for securities failed to receive, cash collateral payable for derivative transactions, certain collateralized agreements and financing transactions and net payables arising from unsettled securities transactions. Amounts are measured at contractual amounts due.
Deposits received at banks
represent amounts held on deposit within Nomura’s banking subsidiaries and are measured at contractual amounts due.

Office buildings, land, equipment and facilities
Office buildings, land, equipment and facilities—
Office buildings, land, equipment and facilities, owned and held for use by Nomura are stated at cost, net of accumulated depreciation and amortization, except for land, which is stated at cost. Significant renewals and additions are capitalized at cost. Maintenance, repairs and minor renewals are expensed as incurred in the consolidated statements of income.
Leases and subleases entered into by Nomura as either lessor or lessee are classified as either operating or finance leases on inception date in accordance with ASC 842 “
Leases
” (“ASC842”) which Nomura adopted from April 1, 2019. On lease commencement date, Nomura as lessee recognizes right-of-use
(“ROU”) assets and lease liabilities which are reported within
Other assets—Office buildings, land, equipment and facilities
and
Other liabilities
, respectively in the consolidated balance sheets.
Lease liabilities are initially measured at present value of the future minimum lease payments over the expected lease term. The future minimum lease payments are discounted using a relevant Nomura incremental borrowing rate as derived from information available at lease commencement date. The expected lease term is generally determined based on the contractual maturity of the lease, and adjusted for periods covered by options to extend or terminate the lease when Nomura is reasonably certain to exercise those options. ROU assets are initially measured at the amount of lease liabilities, and adjusted for any prepaid lease payments, initial direct costs incurred and any lease incentives received.
After lease commencement date, for operating leases Nomura as lessee recognizes lease expense over the lease term generally on a straight-line basis within
Occupancy and related depreciation
or
Information processing and communications
in the consolidated statements of income. While for finance leases, Nomura recognizes amortization charges of ROU assets over the lease term and interest expense on finance lease liabilities.
The following table presents a breakdown of owned and leased office buildings, land, equipment
and facilities as of March 31, 2019 and 2020.

	Millions of yen
	March 31
	2019	2020
Land	¥49,474	¥49,214
Office buildings	103,423	71,468
Equipment and facilities	75,206	36,279
Software	121,245	111,031
Construction in progress	17	1,738
Operating lease ROU assets	—	170,782

Total	¥349,365	¥440,512
Depreciation and amortization charges of owned assets are generally computed using the straight-line method and recognized over the estimated useful lives of each asset. The estimated useful life of an asset takes into consideration technological change, normal deterioration and actual physical usage by Nomura. Leasehold improvements are depreciated over the shorter of their useful life or the term of the lease.
The estimated useful lives for significant asset classes are as follows:

Office buildings	3 to 50 years
Equipment and facilities	2 to 20 years
Software	3 to 10 years
Depreciation and amortization charges of depreciable assets are reported within
Non-interest expenses—Information processing and communications in the amount of
¥58,300 million, ¥45,818 million,
and
¥47,653
million, and in
Non-interest expenses—Occupancy and related depreciation
in the amount of
¥13,279 million, ¥12,106 million, and ¥15,930 million for the years ended March 31, 2018, 2019 and 2020, respectively.
Long-lived assets, including ROU
assets
and software assets but excluding goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the estimated future undiscounted cash flows generated by the asset is less than the carrying amount of the asset, a loss is recognized to the extent that the carrying value exceeds its fair value.
See Note 8 “Leases” for further information.

Investments in equity securities
Investments in equity securities—
Nomura holds minority stakes in the equity securities of unaffiliated Japanese financial institutions and corporations in order to promote existing and potential business relationships. These companies often have similar investments in Nomura. Such cross-holdings are a customary business practice in Japan and provide a way for companies to manage shareholder relationships.
These investments, which Nomura refers to as being held for operating purposes, are carried at fair value and reported within
Other assets—Investments in equity securities
in the consolidated balance sheets, with changes in fair value reported within
Revenue—Gain (loss) on investments in equity securities
in the consolidated statements of income. These investments comprise listed and unlisted equity securities in the amounts of ¥97,904 million and ¥40,543 million, respectively, as of March 31, 2019 and ¥74,755 million and ¥37,420 million, respectively, as of March 31, 2020.

Other non-trading debt and equity securities
Other non-trading debt and equity securities—
Certain
non-trading
subsidiaries within Nomura hold debt securities and minority stakes in equity securities for non-trading
purposes.
Non-trading
securities held by
non-trading
subsidiaries are carried at fair value and reported within
Other assets—Non-trading debt securities
and
Other assets—Other
in the consolidated balance sheets with changes in fair value reported within
Revenue—Other
in the consolidated statements of income. Realized gains and losses on non-trading
securities are reported within
Revenue—Other
in the consolidated statements of income.

Short-term and long-term borrowings
Short-term and long-term borrowings—
Short-term borrowings are defined as borrowings which are due on demand, which have a contractual maturity of one year or less at issuance date, or which have a longer contractual maturity but which contain features outside of Nomura’s control that allows the investor to demand redemption within one year from original issuance date. Short-term and long-term borrowings primarily consist of commercial paper, bank borrowings, and certain structured notes issued by Nomura and SPEs consolidated by Nomura, and financial liabilities recognized in transfers of financial assets which are accounted for as financings rather than sales under ASC 860 (“secured financing transactions”). Of these financial liabilities, certain structured notes and secured financing transactions are accounted for at fair value on a recurring basis through election of the fair value option. Other short and long-term borrowings are carried at amortized cost.
Structured notes are debt securities which contain embedded features (often meeting the accounting definition of a derivative) that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variable(s) such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or more complex interest rate calculation. Structured borrowings are borrowings that have similar characteristics as structured notes.
All structured notes issued by Nomura and certain structured borrowings issued by Nomura on or after April 1, 2018 are carried at fair value on a recurring basis through election of the fair value option. This blanket election for structured notes and certain structured borrowings are made primarily to mitigate the volatility in the consolidated statements of income caused by differences in the measurement basis for structured notes and the derivatives used to risk manage those positions and to generally simplify the accounting Nomura applies to these financial instruments.
Changes in the fair value of structured notes elected for the fair value option except for those related to structured notes and attributable to Nomura’s own creditworthiness, are reported within
Revenue—Net gain on trading
in the consolidated statements of income.
See Note 11 “
Borrowings
” for further information.

Income taxes
Income taxes—
Deferred tax assets and liabilities are recognized to reflect the expected future tax consequences of operating loss carryforwards, tax credit carryforwards and temporary differences between the carrying amounts for financial reporting purposes and the tax bases of assets and liabilities based upon enacted tax laws and tax rates. Nomura recognizes deferred tax assets to the extent it believes that it is more likely than not that a benefit will be realized. A valuation allowance is established against deferred tax assets for tax benefits available to Nomura that are not deemed more likely than not to be realized.
Deferred tax assets and deferred tax liabilities that relate to the same tax-paying
component within a particular tax jurisdiction are offset in the consolidated balance sheets. Net deferred tax assets and net deferred tax liabilities are reported within
Other assets—Other
and
Other liabilities
in the consolidated balance sheets.
Nomura recognizes and measures unrecognized tax benefits based on Nomura’s estimate of the likelihood, based on technical merits, that tax positions will be sustained upon examination based on the facts and circumstances and information available at the end of each period. Nomura adjusts the level of unrecognized tax benefits when there is more information available, or when an event occurs requiring a change. The reassessment of unrecognized tax benefits could have a material impact on Nomura’s effective tax rate in the period in which it occurs.
Nomura recognizes income
tax-related
interest and penalties within
Income tax expense
in the consolidated statements of income.
See Note 16 “
Income taxes
” for further information.

Stock-based and other compensation awards
Stock-based and other compensation awards—
Stock-based awards issued by Nomura to senior management and other employees are classified as either equity or liability awards depending on the terms of the award.
Stock-based awards such as Stock Acquisition Rights (“SARs”) and Restricted Stock Units (“RSUs”) which are expected to be settled by the delivery of the Company’s common stock are classified as equity awards. For these awards, total compensation cost is generally fixed at the grant date and measured using the grant-date fair value of the award, net of any amount the employee is obligated to pay and estimated forfeitures.
Stock-based awards such as Notional Stock Units (“NSUs”) and Collared Notional Stock Units (“CSUs”) which are expected to be settled in cash are classified as liability awards. Other awards such as Notional Index Units (“NIUs”) which are linked to a world stock index quoted by Morgan Stanley Capital International and which are expected to be cash settled are also effectively classified as liability awards. Liability awards are remeasured to fair value at each balance sheet date, net of estimated forfeitures with the final measurement of cumulative compensation cost equal to the settlement amount.
For both equity and liability awards, fair value is determined either by using option pricing models, the market price of the Company’s common stock or the price of the third party index, as appropriate. Compensation cost is recognized in the consolidated statements of income over the requisite service period, which generally is equal to the contractual vesting period. Where an award has graded vesting, compensation expense is recognized using the accelerated recognition method.
Certain deferred compensation awards granted since May 2013 include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination or by claiming FCR during a pre-defined
election window if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.
See Note 14 “
Deferred compensation awards
” for further information.

Earnings per share
Earnings per share—
The computation of basic earnings per share is based on the weighted average number of shares outstanding during the year. Diluted earnings per share reflects the assumed conversion of all dilutive securities based on the most advantageous conversion rate or exercise price available to the investors, and assuming conversion of convertible debt under the if-converted
method.
See Note 12 “
Earnings per share
” for further information.

Cash and cash equivalents	Cash and cash equivalents— Nomura defines cash and cash equivalents as cash on hand and demand deposits with banks.
Goodwill and intangible assets
Goodwill and intangible assets—
Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment at a reporting unit level during the fourth quarter of each fiscal year, or more frequently during earlier interim periods if events or circumstances indicate there may be impairment. Nomura’s reporting units are at the same level as or one level below its business segments.
Nomura tests goodwill of each separate reporting unit by initially qualitatively assessing whether events and circumstances indicate that it is more likely than not (i.e. greater than 50%) that a reporting unit’s fair value is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the reporting unit is deemed not to be impaired and no further analysis is required. If it is more likely than not that the fair value of the reporting unit is below its carrying value, a quantitative two-step
impairment test is then performed.
In the first step, the current estimated fair value of the reporting unit is compared with its carrying value, including goodwill. If the fair value is less than the carrying value, then a second step is performed. In the second step, the implied current fair value of the reporting unit’s goodwill is determined by comparing the fair value of the reporting unit to the fair value of the net assets of the reporting unit, as if the reporting unit were being acquired in a business combination. An impairment loss is recognized if the carrying value of goodwill exceeds its implied current fair value.
Intangible assets not subject to amortization (“indefinite-lived intangible assets”) are tested for impairment on an individual asset basis during the fourth quarter of each fiscal year, or more frequently during earlier interim periods if events or circumstances indicate there may be impairment. Similar to goodwill, Nomura tests an indefinite-lived intangible asset by initially qualitatively assessing whether events or circumstances indicate that it is more likely than not that the fair value of the intangible asset is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the intangible asset is deemed not to be impaired and no further analysis is required. If it is more likely than not that the fair value of the intangible asset is below its carrying value, the current estimated fair value of the intangible asset is compared with its carrying value. An impairment loss is recognized if the carrying value of the intangible asset exceeds its estimated fair value.
Intangible assets with finite lives (“finite-lived intangible assets”) are amortized over their estimated useful lives and tested for impairment either individually or with other assets (“asset group”) when events and circumstances indicate that the carrying value of the intangible asset (or asset group) may not be recoverable.
A finite-lived intangible asset is impaired when its carrying amount or the carrying amount of the asset group exceeds its fair value. An impairment loss is recognized only if the carrying amount of the intangible asset (or asset group) is not recoverable and exceeds its fair value.
For both goodwill and intangible assets, to the extent an impairment loss is recognized, the loss establishes a new cost basis for the asset which cannot be subsequently reversed.
See Note 10 “
Other assets
—
Other / Other liabilities
” for further information.
Nomura’s equity method investments are tested in their entirety for other-than-temporary impairment when there is an indication of impairment. The underlying assets associated with the equity method investments, including goodwill, are not tested separately for impairment.

Restructuring costs
Restructuring costs—
Costs associated with an exit activity are recognized at fair value in the period in which the liability is incurred. Such costs include one-time
termination benefits provided to employees, costs to terminate certain contracts and costs to relocate employees. Termination benefits provided to employees as part of ongoing benefit arrangements are recognized as liabilities at the earlier of the date an appropriately detailed restructuring plan is approved by regional executive management or the terms of the involuntary terminations are communicated to employees potentially affected. Contractual termination benefits included in an employee’s contract of employment that is triggered by the occurrence of a specific event are recognized during the period in which it is probable that Nomura has incurred a liability and the amount of the liability can be reasonably estimated. A one-time
termination benefit is established by a plan of termination that applies to a specified termination event and is recognized when an appropriately detailed restructuring plan is approved by regional executive management and the terms of the involuntary terminations are communicated to those employees potentially affected by the restructuring.
See Note 15
“Restructuring initiatives
” for further information.

Employee benefit plans
Employee benefit plans—
Nomura provides certain eligible employees with various benefit plans, including pensions and other post-retirement benefits. These benefit plans are classified as either defined benefit plans or defined contribution plans.
Plan assets and benefit obligations, as well as the net periodic benefit cost of a defined benefit pension or post-retirement benefit plan, are recognized based on various actuarial assumptions such as discount rates, expected return on plan assets and future compensation levels at the balance sheet date. Actuarial gains and losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and unrecognized prior service costs or credits are amortized to net periodic benefit cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits. The overfunded or underfunded status of a plan is reported within
Other assets—Other
or
Other liabilities
in the consolidated balance sheets, and changes in funded status are reflected in net periodic benefit cost and
Other comprehensive income (loss)
on a
net-of-tax
basis in the consolidated statements of comprehensive income.
The net periodic pension and other benefit cost of defined contribution plans is recognized within
Compensation and benefits
in the consolidated statements of income when the employee renders service to Nomura, which generally coincides with when contributions to the plan are made.
See Note 13 “
Employee benefit plans
” for further information.

New accounting pronouncements adopted during the current year
New accounting pronouncements adopted during the current year—
The following table presents a summary of new accounting pronouncements relevant to Nomura which have been adopted during the year ended March 31, 2020:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-02, “ Leases ” (1)
•
Replaces ASC 840 “
Leases
”, the current guidance on lease accounting, and revised the definition of a lease.

•
Requires all lessees to recognize a right of use asset and corresponding lease liability on balance sheet.

•
Lessor accounting is largely unchanged from current guidance.

•
Simplifies the accounting for sale leaseback and
“build-to-suit”
leases.

•
Requires extensive new qualitative and quantitative footnote disclosures on lease arrangements.
Modified retrospective adoption from April 1, 2019. (2)
¥169,277 million increase in
Other Asset—Office buildings, land, equipment, and facilities
, and ¥163,685 million increase in
Other liabilities
as a result of recognizing operating leases on the consolidated balance sheet as of April 1, 2019.
¥5,592 million increase in
Retained earnings
as of April 1, 2019 mainly due to changes in certain lease classifications.

See Note 8 “Leases” where the amended disclosures have been made.

(1)
As subsequently amended by ASU
2018-01
“
Land Easement Practical Expedient for Transition to Topic 842
”, ASU
2018-10
“
Codification Improvements to Topic 842, Leases
”, ASU
2018-11
“
Leases (Topic 842): Targeted Improvements
”, ASU
2018-20
“
Leases (Topic 842): Narrow-Scope Improvements for Lessors
”, and ASU
2019-01
“
Leases (Topic 842): Codification Improvements.
”

(2)	Nomura used certain practical expedients permitted by ASC 842 including adopting the new requirements through a cumulative-effect adjustment to retained earnings on adoption date.

Future accounting developments
Future accounting developments—
The following table presents a summary of new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after April 1, 2020 and which may have a material impact on these financial statements:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-13, “ Measurement of Credit Losses on Financial Instruments ” (3)
•
Introduces a new model for recognition and measurement of credit losses against certain financial instruments such as loans, debt securities and receivables which are not carried at fair value with changes in fair value recognized through earnings. The model also applies to off balance sheet credit exposures such as written loan commitments, standby letters of credit and issued financial guarantees not accounted for as insurance, which are not carried at fair value through earnings.

•
The new model based on lifetime current expected credit losses (CECL) measurement, to be recognized at the time an in-scope
instrument is originated, acquired or issued.

•
Replaces existing incurred credit losses model under current GAAP.

•
Permits electing the fair value option for certain financial instruments on adoption date.

•
Requires enhanced qualitative and quantitative disclosures around credit risk, the methodology used to estimate and monitor expected credit losses and changes in estimates of expected credit losses.
Modified retrospective adoption from April 1, 2020.
For financial instruments subject to CECL,  ¥1,972 million
increase in
Allowance for doubtful accounts
, ¥638 million increase in
Other liabilities
, ¥72 million increase of
Deferred tax assets
and cumulative effect adjustment to decrease
Retained
earnings
, net of tax, of ¥2,538 million as of April 1, 2020.

For financial instruments elected for the FVO, ¥9,774 million decrease in
Loans receivable
, ¥5,888 million
increase in
Other
liabilities
and cumulative effect adjustment to decrease
Retained
earnings
,
net of tax, of ¥15,662 million as of April 1, 2020.

Allowances for credit losses as determined on adoption date under the new model increased as a result of the COVID-19 pandemic because of the increased credit risk caused by the impact of the pandemic on borrowers. Fair value measurements used

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
on adoption date were also lower because of increased credit risk and impact on financial markets caused by the pandemic.

ASU 2019-12, “ Simplifying the Accounting for Income Taxes ”
•
Simplifies the accounting for income taxes by removing certain exceptions to the general principles in ASC 740
“Income Taxes”
, such as the exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment and the exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary.

•
Requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income—
based tax.

•
Makes other minor amendments for simplification and clarification of income taxes accounting.

Effective from April 1, 2021.
(4)

•
Modified retrospective adoption for the amendments related to changes in ownership of foreign equity method investments or foreign subsidiaries.

•
Full or modified retrospective adoption for the amendments related to franchise taxes that are partially based on income.

•
Prospective adoption for all other amendments.
Currently evaluating the potential impact.

(3)
As subsequently amended by ASU
2018-19
“
Codification Improvements to Topic 326, Financial Instruments—Credit Losses
”, ASU
2019-04
“
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments
”, ASU
2019-05
“
Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief.
” and ASU
 2019-09
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses”
and
ASU2019-10
“Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates”.

(4)	Unless Nomura early adopts which is under evaluation.